SCHEDULE OF LOAN PAYABLE (Details) - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2020
Debt Disclosure [Abstract]
Loan payable	$ 65,667	$ 68,670
Less: Current portion	(12,335)	(12,212)
Loan Payable - Non-current portion	$ 53,332	$ 56,458